Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive gain (loss)	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2014		24,084,637
Beginning balance at Dec. 31, 2014	$ 55,325	$ 24	$ 150,025	$ (26)	$ (94,698)
Increase (decrease) in Stockholders' Equity
Issuance of common stock under public offering, net of underwriters' discounts and issuance costs (in shares)		2,645,000
Issuance of common stock under public offering, net of underwriters' discounts and issuance costs	124,063	$ 3	124,060
Vesting of Founders Stock (in shares)		329,021
Issuance of common stock to board of directors & CEO (in shares)		15,808
Issuance of common stock to board of directors	165		165
Exercise of stock options (in shares)		208,734
Exercise of stock options	1,440		1,440
Stock-based compensation expense	19,337		19,337
Vesting of restricted stock (in shares)		13,547
Vesting of restricted stock	(117)		(117)
Unrealized gain (loss) on investments	(144)			(144)
Net loss	(73,219)				(73,219)
Ending balance (in shares) at Dec. 31, 2015		27,296,747
Ending balance at Dec. 31, 2015	126,850	$ 27	294,910	(170)	(167,917)
Increase (decrease) in Stockholders' Equity
Issuance of common stock under public offering, net of underwriters' discounts and issuance costs (in shares)		8,222,500
Issuance of common stock under public offering, net of underwriters' discounts and issuance costs	53,925	$ 9	53,916
Issuance of common stock to board of directors & CEO (in shares)		42,047
Issuance of common stock to board of directors	154		154
Exercise of stock options (in shares)		63,961
Exercise of stock options	224		224
Stock-based compensation expense	9,215		9,215
Vesting of restricted stock (in shares)		16,250
Unrealized gain (loss) on investments	110			110
Net loss	(82,260)				(82,260)
Ending balance (in shares) at Dec. 31, 2016		35,641,505
Ending balance at Dec. 31, 2016	108,218	$ 36	358,419	(60)	(250,177)
Increase (decrease) in Stockholders' Equity
Issuance of common stock to board of directors & CEO (in shares)		83,725
Issuance of common stock to board of directors	129		129
Stock-based compensation expense	6,893		6,893
Unrealized gain (loss) on investments	33			33
Adjustment to beginning accumulated deficit and additional paid-in capital resulting from the adoption of ASU 2016-09 | Accounting Standards Update 2016-09			328		(328)
Net loss	(50,975)				(50,975)
Ending balance (in shares) at Dec. 31, 2017		35,725,230
Ending balance at Dec. 31, 2017	64,298	$ 36	$ 365,769	$ (27)	$ (301,480)
Increase (decrease) in Stockholders' Equity
Net loss	(15,073)
Ending balance at Jun. 30, 2018	$ 50,210